UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.5%
7,711	iShares 1-3 Year Treasury Bond ETF	$640,707	1.0
36,224	iShares Core U.S. Aggregate Bond ETF	3,822,356	6.1
16,410	iShares Russell 1000 Value ETF	2,077,834	3.3
46,992	Schwab U.S. TIPS ETF	2,535,688	4.1
5,598	Vanguard Global ex-U.S. Real Estate ETF	314,440	0.5
3,769	Vanguard Real Estate ETF	304,083	0.5

	Total Exchange-Traded Funds
	(Cost $9,503,952)	9,695,108	15.5

MUTUAL FUNDS: 84.4%
	Affiliated Investment Companies: 82.3%
25,491	Voya Emerging Markets Index Portfolio - Class I	293,660	0.5
450,152	Voya Floating Rate Fund - Class I	4,438,499	7.1
131,957	Voya Global Bond Fund - Class R6	1,256,229	2.0
1,351,241	Voya Intermediate Bond Fund - Class R6	13,147,573	20.9
304,193	Voya International Index Portfolio - Class I	3,136,225	5.0
200,600	Voya Large Cap Value Portfolio - Class I	2,465,376	3.9
43,169	(1) Voya Large-Cap Growth Fund - Class R6	2,041,464	3.3
701,569	Voya Limited Maturity Bond Portfolio - Class I	6,903,437	11.0
64,727	Voya MidCap Opportunities Portfolio - Class I	945,021	1.5
106,844	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,247,933	2.0
180,512	Voya Multi-Manager International Factors Fund - Class I	1,880,938	3.0
76,048	Voya Multi-Manager Mid Cap Value Fund - Class I	927,027	1.5
62,532	Voya Small Company Portfolio - Class I	1,215,629	1.9
291,764	Voya U.S. Bond Index Portfolio - Class I	2,978,911	4.7
255,028	Voya U.S. High Dividend Low Volatility Fund - Class I	3,157,248	5.0
345,324	Voya U.S. Stock Index Portfolio - Class I	5,646,046	9.0
		51,681,216	82.3

	Unaffiliated Investment Companies: 2.1%
268,265	Credit Suisse Commodity Return Strategy Fund - Class I	$1,303,770	2.1

	Total Mutual Funds
	(Cost $49,553,444)	52,984,986	84.4

	Total Investments in Securities (Cost $59,057,396)	$62,680,094	99.9
	Assets in Excess of Other Liabilities	63,374	0.1
	Net Assets	$62,743,468	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,695,108	$–	$–	$9,695,108
Mutual Funds	52,984,986	–	–	52,984,986
Total Investments, at fair value	$62,680,094	$–	$–	$62,680,094

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,374,885	$240,895	$(1,818,728)	$(503,392)	$293,660	$37,614	$350,790	$-
Voya Floating Rate Fund - Class I	4,695,907	582,200	(862,047)	22,439	4,438,499	139,717	(349)	-
Voya Global Bond Fund - Class R6	1,344,252	178,206	(230,916)	(35,313)	1,256,229	15,715	(562)	-
Voya High Yield Bond Fund - Class R6	4,036,917	363,883	(4,214,600)	(186,200)	-	116,209	67,910	-
Voya Intermediate Bond Fund - Class R6	12,074,211	3,778,743	(2,274,513)	(430,868)	13,147,573	297,331	(41,690)	-
Voya International Index Portfolio - Class I	3,376,514	558,214	(600,191)	(198,312)	3,136,225	85,856	78,017	-
Voya Large Cap Growth Portfolio - Class I	3,419,504	535,459	(2,943,593)	(1,011,370)	-	13,087	1,055,601	272,243
Voya Large Cap Value Portfolio - Class I	4,014,976	896,760	(1,636,074)	(810,286)	2,465,376	6,950	603,660	281,769
Voya Large-Cap Growth Fund - Class R6	-	2,041,464	-	-	2,041,464	-	-	-
Voya Limited Maturity Bond Portfolio - Class I	-	7,563,207	(666,792)	7,022	6,903,437	43,841	(247)	-
Voya MidCap Opportunities Portfolio - Class I	1,021,488	171,509	(202,876)	(45,100)	945,021	-	57,920	91,470
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	1,518,302	(131,959)	(138,410)	1,247,933	-	(9,648)	-
Voya Multi-Manager International Factors Fund - Class I	1,355,596	871,885	(310,242)	(36,301)	1,880,938	-	1,347	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,008,192	90,812	(197,317)	25,340	927,027	-	(2,045)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,354,472	57,323	(1,231,754)	(180,041)	-	-	172,134	-
Voya Short Term Bond Fund - Class R6	5,344,069	294,825	(5,681,987)	43,093	-	35,574	(97,832)	-
Voya Small Company Portfolio - Class I	2,003,510	353,148	(966,613)	(174,416)	1,215,629	6,549	21,241	189,503
Voya U.S. Bond Index Portfolio - Class I	3,862,788	1,211,790	(2,048,676)	(46,991)	2,978,911	61,073	(93,095)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	3,387,051	(495,037)	265,234	3,157,248	10,953	21,655	-
Voya U.S. Stock Index Portfolio - Class I	5,030,579	2,325,311	(1,923,788)	213,944	5,646,046	12,395	6,370	280,062
VY® Clarion Global Real Estate Portfolio - Class I	682,551	89,747	(541,142)	(231,156)	-	34,696	178,390	-
VY® Clarion Real Estate Portfolio - Class I	668,616	920	(646,406)	(23,130)	-	-	(3,390)	-
	$57,669,027	$27,111,654	$(29,625,251)	$(3,474,214)	$51,681,216	$917,560	$2,366,177	$1,115,047

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $60,470,358.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,317,200
Gross Unrealized Depreciation	(2,107,464)

Net Unrealized Appreciation	$2,209,736

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.5%
24,902	iShares 1-3 Year Treasury Bond ETF	$2,069,107	1.5
65,220	iShares Russell 1000 Value ETF	8,258,157	6.0
11,877	Vanguard Global ex-U.S. Real Estate ETF	667,131	0.5
7,996	Vanguard Real Estate ETF	645,117	0.5

	Total Exchange-Traded Funds
	(Cost $10,745,806)	11,639,512	8.5

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 89.4%
774,654	Voya Emerging Markets Index Portfolio - Class I	8,924,011	6.5
697,238	Voya Floating Rate Fund - Class I	6,874,766	5.0
191,135	Voya Index Plus LargeCap Portfolio - Class I	5,445,449	4.0
1,114,117	Voya Intermediate Bond Fund - Class R6	10,840,357	7.9
1,586,304	Voya International Index Portfolio - Class I	16,354,790	12.0
765,441	Voya Large Cap Value Portfolio - Class I	9,407,264	6.9
215,549	(1) Voya Large-Cap Growth Fund - Class R6	10,193,326	7.5
327,530	Voya MidCap Opportunities Portfolio - Class I	4,781,939	3.5
219,941	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,568,915	1.9
336,101	Voya Multi-Manager International Equity Fund - Class I	4,073,541	3.0
261,028	Voya Multi-Manager International Factors Fund - Class I	2,719,909	2.0
384,846	Voya Multi-Manager Mid Cap Value Fund - Class I	4,691,272	3.4
176,928	Voya RussellTM Mid Cap Index Portfolio - Class I	2,710,545	2.0
406,911	Voya Small Company Portfolio - Class I	7,910,343	5.8
132,811	Voya U.S. Bond Index Portfolio - Class I	1,355,997	1.0
1,420,665	Voya U.S. Stock Index Portfolio - Class I	23,227,876	17.0
		122,080,300	89.4

	Unaffiliated Investment Companies: 1.6%
433,154	Credit Suisse Commodity Return Strategy Fund - Class I	$2,105,131	1.6

	Total Mutual Funds
	(Cost $106,672,402)	124,185,431	91.0

	Total Investments in Securities (Cost $117,418,208)	$135,824,943	99.5
	Assets in Excess of Other Liabilities	667,447	0.5
	Net Assets	$136,492,390	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,639,512	$–	$–	$11,639,512
Mutual Funds	124,185,431	–	–	124,185,431
Total Investments, at fair value	$135,824,943	$–	$–	$135,824,943
Other Financial Instruments+
Futures	46,809	–	–	46,809
Total Assets	$135,871,752	$–	$–	$135,871,752
Liabilities Table
Other Financial Instruments+
Futures	$(168,141)	$–	$–	$(168,141)
Total Liabilities	$(168,141)	$–	$–	$(168,141)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$8,837,263	$2,588,303	$(1,455,041)	$(1,046,514)	$8,924,011	$227,635	$60,553	$-
Voya Floating Rate Fund - Class I	7,270,780	936,679	(1,394,009)	61,316	6,874,766	214,569	(27,794)	-
Voya High Yield Bond Fund - Class R6	2,916,715	272,342	(3,048,600)	(140,457)	-	83,764	54,184	-
Voya Index Plus LargeCap Portfolio - Class I	5,192,028	1,379,177	(1,025,243)	(100,513)	5,445,449	82,882	16,022	437,017
Voya Intermediate Bond Fund - Class R6	13,088,124	2,981,987	(4,892,388)	(337,366)	10,840,357	277,295	(146,627)	-
Voya International Index Portfolio - Class I	17,570,201	1,936,135	(2,180,700)	(970,846)	16,354,790	445,790	324,153	-
Voya Large Cap Growth Portfolio - Class I	13,327,042	1,631,265	(10,398,185)	(4,560,122)	-	63,910	4,723,217	1,329,529
Voya Large Cap Value Portfolio - Class I	17,719,934	2,157,100	(6,433,062)	(4,036,708)	9,407,264	25,385	3,237,802	1,029,172
Voya Large-Cap Growth Fund - Class R6	-	10,193,326	-	-	10,193,326	-	-	-
Voya MidCap Opportunities Portfolio - Class I	5,165,217	610,742	(886,860)	(107,160)	4,781,939	-	167,239	459,574
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	3,062,655	(196,941)	(296,799)	2,568,915	-	(16,389)	-
Voya Multi-Manager International Equity Fund - Class I	4,392,222	348,519	(565,890)	(101,310)	4,073,541	-	35,667	-
Voya Multi-Manager International Factors Fund - Class I	2,939,327	245,279	(413,152)	(51,545)	2,719,909	-	8,235	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,099,746	220,723	(754,941)	125,744	4,691,272	-	(13,981)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	7,338,959	424,425	(3,830,418)	(1,222,421)	2,710,545	38,573	1,046,675	302,497
Voya Small Company Portfolio - Class I	8,690,766	1,657,503	(1,655,751)	(782,175)	7,910,343	42,803	(176,343)	1,238,621
Voya U.S. Bond Index Portfolio - Class I	1,452,244	222,032	(278,588)	(39,691)	1,355,997	24,614	(12,426)	-
Voya U.S. Stock Index Portfolio - Class I	15,482,254	11,221,461	(4,449,453)	973,614	23,227,876	55,598	67,214	1,256,230
VY® Clarion Global Real Estate Portfolio - Class I	1,479,212	150,808	(1,167,245)	(462,775)	-	73,416	348,663	-
VY® Clarion Real Estate Portfolio - Class I	1,449,799	2,087	(1,404,935)	(46,951)	-	-	(10,475)	-
	$139,411,833	$42,242,548	$(46,431,402)	$(13,142,679)	$122,080,300	$1,656,234	$9,685,589	$6,052,640

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	29	12/21/18	$4,232,550	$46,809
U.S. Treasury 2-Year Note	3	12/31/18	632,203	(1,224)
			$4,864,753	$45,585
Short Contracts:
Mini MSCI Emerging Markets Index	(94)	12/21/18	(4,933,590)	(166,917)
			$(4,933,590)	$(166,917)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$46,809
Total Asset Derivatives		$46,809

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$166,917
Interest rate contracts	Futures contracts	1,224
Total Liability Derivatives		$168,141

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $120,469,193.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$19,266,374
Gross Unrealized Depreciation	(4,031,956)

Net Unrealized Appreciation	$15,234,418

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.5%
39,208	iShares 1-3 Year Treasury Bond ETF	$3,257,793	2.4
76,743	iShares Core U.S. Aggregate Bond ETF	8,097,921	6.0
53,484	iShares Russell 1000 Value ETF	6,772,144	5.1
11,626	Vanguard Global ex-U.S. Real Estate ETF	653,032	0.5
7,828	Vanguard Real Estate ETF	631,563	0.5

	Total Exchange-Traded Funds
	(Cost $18,657,961)	19,412,453	14.5

MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 83.7%
542,855	Voya Emerging Markets Index Portfolio - Class I	6,253,691	4.7
686,054	Voya Floating Rate Fund - Class I	6,764,492	5.0
141,051	Voya Index Plus LargeCap Portfolio - Class I	4,018,556	3.0
2,196,977	Voya Intermediate Bond Fund - Class R6	21,376,584	15.9
780,550	Voya International Index Portfolio - Class I	8,047,475	6.0
645,728	Voya Large Cap Value Portfolio - Class I	7,935,992	5.9
183,762	(1) Voya Large-Cap Growth Fund - Class R6	8,690,128	6.5
272,772	Voya Limited Maturity Bond Portfolio - Class I	2,684,079	2.0
230,191	Voya MidCap Opportunities Portfolio - Class I	3,360,794	2.5
216,466	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,528,319	1.9
330,696	Voya Multi-Manager International Equity Fund - Class I	4,008,041	3.0
321,034	Voya Multi-Manager International Factors Fund - Class I	3,345,179	2.5
270,498	Voya Multi-Manager Mid Cap Value Fund - Class I	3,297,367	2.5
266,946	Voya Small Company Portfolio - Class I	5,189,438	3.9
375,143	Voya U.S. Bond Index Portfolio - Class I	3,830,211	2.9
326,494	Voya U.S. High Dividend Low Volatility Fund - Class I	4,041,997	3.0
1,027,554	Voya U.S. Stock Index Portfolio - Class I	16,800,504	12.5
		112,172,847	83.7

	Unaffiliated Investment Companies: 1.6%
426,254	Credit Suisse Commodity Return Strategy Fund - Class I	$2,071,596	1.6

	Total Mutual Funds
	(Cost $102,016,126)	114,244,443	85.3

	Total Investments in Securities (Cost $120,674,087)	$133,656,896	99.8
	Assets in Excess of Other Liabilities	294,381	0.2
	Net Assets	$133,951,277	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,412,453	$–	$–	$19,412,453
Mutual Funds	114,244,443	–	–	114,244,443
Total Investments, at fair value	$133,656,896	$–	$–	$133,656,896
Other Financial Instruments+
Futures	16,453	–	–	16,453
Total Assets	$133,673,349	$–	$–	$133,673,349
Liabilities Table
Other Financial Instruments+
Futures	$(76,214)	$–	$–	$(76,214)
Total Liabilities	$(76,214)	$–	$–	$(76,214)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/18	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,615,786	$1,602,496	$(1,204,762)	$(759,829)	$6,253,691	$161,699	$68,888	$-
Voya Floating Rate Fund - Class I	7,260,274	824,661	(1,377,902)	57,459	6,764,492	212,585	(24,131)	-
Voya High Yield Bond Fund - Class R6	5,825,040	497,381	(6,088,355)	(234,066)	-	166,015	64,711	-
Voya Index Plus LargeCap Portfolio - Class I	4,444,814	628,351	(890,370)	(164,239)	4,018,556	61,747	98,061	325,579
Voya Intermediate Bond Fund - Class R6	20,328,818	5,555,548	(3,801,826)	(705,956)	21,376,584	489,861	(74,563)	-
Voya International Index Portfolio - Class I	8,771,721	1,089,704	(1,284,082)	(529,868)	8,047,475	221,653	214,377	-
Voya Large Cap Growth Portfolio - Class I	12,558,466	1,642,200	(9,912,596)	(4,288,070)	-	55,033	4,451,251	1,144,847
Voya Large Cap Value Portfolio - Class I	14,704,742	2,183,404	(5,627,952)	(3,324,202)	7,935,992	21,712	2,654,457	880,259
Voya Large-Cap Growth Fund - Class R6	-	8,690,128	-	-	8,690,128	-	-	-
Voya Limited Maturity Bond Portfolio - Class I	-	2,892,572	(211,153)	2,660	2,684,079	19,492	16	-
Voya MidCap Opportunities Portfolio - Class I	4,421,468	434,529	(1,058,059)	(437,144)	3,360,794	-	484,689	324,394
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	3,039,678	(217,214)	(294,145)	2,528,319	-	(15,767)	-
Voya Multi-Manager International Equity Fund - Class I	4,385,444	398,104	(663,189)	(112,318)	4,008,041	-	50,020	-
Voya Multi-Manager International Factors Fund - Class I	3,668,602	357,501	(610,094)	(70,830)	3,345,179	-	19,804	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,364,747	179,980	(1,359,039)	111,679	3,297,367	-	(42,637)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,931,556	75,496	(2,668,253)	(338,799)	-	-	321,502	-
Voya Short Term Bond Fund - Class R6	2,892,270	187,002	(3,102,021)	22,749	-	19,076	(52,043)	-
Voya Small Company Portfolio - Class I	5,785,167	1,132,776	(1,224,668)	(503,837)	5,189,438	28,374	(125,353)	821,098
Voya U.S. Bond Index Portfolio - Class I	5,754,131	1,442,546	(3,315,207)	(51,259)	3,830,211	82,525	(146,735)	-
Voya U.S. High Dividend Low Volatility Fund - Class I	-	4,212,700	(509,975)	339,272	4,041,997	13,984	26,190	-
Voya U.S. Stock Index Portfolio - Class I	13,203,243	6,713,089	(3,796,287)	680,459	16,800,504	40,630	66,987	918,031
VY® Clarion Global Real Estate Portfolio - Class I	1,477,107	144,318	(1,155,296)	(466,129)	-	72,947	354,045	-
VY® Clarion Real Estate Portfolio - Class I	1,447,440	2,778	(1,402,638)	(47,580)	-	-	(9,464)	-
	$130,840,836	$43,926,942	$(51,480,938)	$(11,113,993)	$112,172,847	$1,667,333	$8,384,305	$4,414,208

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	9	12/21/18	$1,313,550	$16,453
U.S. Treasury 2-Year Note	4	12/31/18	842,937	(1,632)
			$2,156,487	$14,821
Short Contracts:
Mini MSCI Emerging Markets Index	(42)	12/21/18	(2,204,370)	(74,582)
			$(2,204,370)	$(74,582)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$16,453
Total Asset Derivatives		$16,453

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$74,582
Interest rate contracts	Futures contracts	1,632
Total Liability Derivatives		$76,214

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $123,751,153.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$14,254,133
Gross Unrealized Depreciation	(4,408,151)

Net Unrealized Appreciation	$9,845,982

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018